NOTES AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES AND ACCRUED INTEREST PAYABLE [Text Block]
6.	NOTES AND ACCRUED INTEREST PAYABLE

On January 28, 2011, the Company issued 637,140 common shares at a price of $0.20 per share in settlement of $127,428 notes and accrued interest payable outstanding at December 31, 2010. These amounts were due to a company with a common director.